Leases (Schedule of Operating Lease Cost) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease costs	$ 1,921	$ 1,623	$ 1,494
Variable lease payments not included in the lease liability	8	3	2
Short-term lease cost	278	285	287
Total operating lease cost	$ 2,207	$ 1,911	$ 1,783